Subsequent Events (FY) (Details) - Subsequent Event [Member] $ in Thousands	Apr. 15, 2022 USD ($)
Subsequent Events [Abstract]
Advisory Fee Payable	$ 1,500
Groove [Member] | San Vicente Acquisition LLC [Member] | President [Member]
Subsequent Events [Abstract]
Ownership percentage	50.00%